Note 5 Main margins and profit by operating segments (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 [1]
income by operating segment [Line Items]
Interest income (expense)	€ 12,993	€ 11,410
Gross profit	17,446	14,148
Profit (loss) before tax	7,780	6,122
Profit (loss), attributable to owners of parent	4,994	3,878
SPAIN
income by operating segment [Line Items]
Interest income (expense)	3,211	2,544
Gross profit	4,626	3,630
Profit (loss) before tax	2,603	1,794
Profit (loss), attributable to owners of parent	1,790	1,212
MEXICO
income by operating segment [Line Items]
Interest income (expense)	5,968	5,264
Gross profit	7,910	6,774
Profit (loss) before tax	3,938	3,570
Profit (loss), attributable to owners of parent	2,858	2,604
TURKEY
income by operating segment [Line Items]
Interest income (expense)	605	980
Gross profit	1,892	1,480
Profit (loss) before tax	914	786
Profit (loss), attributable to owners of parent	351	524
South America [Member]
income by operating segment [Line Items]
Interest income (expense)	3,075	2,503
Gross profit	2,639	2,415
Profit (loss) before tax	625	772
Profit (loss), attributable to owners of parent	317	361
Rest of business [Member]
income by operating segment [Line Items]
Interest income (expense)	335	260
Gross profit	678	566
Profit (loss) before tax	306	277
Profit (loss), attributable to owners of parent	235	216
Corporate Center And Adjustments [Member]
income by operating segment [Line Items]
Interest income (expense)	(201)	140
Gross profit	(300)	(716)
Profit (loss) before tax	(606)	(1,077)
Profit (loss), attributable to owners of parent	€ (557)	€ (1,039)

[1]
(1) In the first quarter of 2024 the Group changed its allocation criteria for certain expenses, mainly related with global international projects between the Corporate Center and the operating segments, therefore, in order to make those year-on-year comparisons homogeneous, the figures for year 2023 have been revised, which has not affected the consolidated financial information of the Group.